Other Long-Term Liabilities (Summary of Components of Other Long-Term Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities Noncurrent [Line Items]
Insurance reserves for professional and general liability, long-term liability	$ 74,194	$ 77,423
Insurance reserve for workers' compensation liability, long-term liability	17,416	20,507
Benefit plan liabilities	10,722	3,376
Deferred rent	4,001	3,770
Other miscellaneous long-term liabilities	2,663	3,065
Total other long-term liabilities	108,996	108,141
Professional and General Liability Insurance [Member]
Other Liabilities Noncurrent [Line Items]
Insurance reserves for professional and general liability, long-term liability	$ 74,194	$ 77,423